FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

The table below presents information on assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010, and includes the valuation techniques the Company utilizes to determine such fair value.

Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and marketable debt securities. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

		Fair Value Measurements at December 31, 2011 using
			Significant other	Significant
	Total Carrying	Quoted prices in	observable	unobservable
	Value at	active markets	inputs	inputs
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	€9,990	€9,990	-	-
Total	€9,990	€9,990	-	-

		Fair Value Measurements at December 31, 2010 using
			Significant other	Significant
	Total Carrying	Quoted prices in	observable	unobservable
	Value at	active markets	inputs	inputs
	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	€8,742	€8,742	-	-
Available for sale securities	263	263
Total	€9,005	€9,005	-	-